Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	¥ 1,797	¥ 1,453	¥ 1,153
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,453,238	1,432,556
Interest income	9,805	10,090
Return on plan assets excluding interest income	(14,874)	97,433
Contributions by employer	15,101	19,208
Benefits paid	(42,495)	(44,433)
Acquisition of subsidiaries and businesses	6,191
Others	(6,327)	(61,616)
At end of period	¥ 1,420,639	¥ 1,453,238	¥ 1,432,556